COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments for non-cancelable operating leases
2013	$ 2,119,000
2014	501,000
2015	237,000
Total	2,857,000
Rental expense	2,224,000	2,612,000	1,669,000
Operating lease commitment beyond 2015	0
Product purchase commitments
Commitments and contingencies
Commitments to purchase goods or services	4,953,000
Capital commitments
Commitments and contingencies
Commitments to purchase goods or services	$ 389,000